Summary of significant accounting policies - Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Mar. 31, 2012
Revision [Line Items]
Net income (loss)	¥ (68,841)	¥ 101,686		¥ (397,664)
Depreciation and amortization, including amortization of deferred insurance acquisition costs	376,695	376,735	[1]	366,270	[1]
Deferred income taxes	(6,661)	64,664		206,708
Increase in future insurance policy benefits and other	391,541	434,786		330,548
Increase in other current liabilities	58,656	(55,830)		7,682
Other (Cash flows from operating activities)	13,079	(37,122)	[1]	111,075	[1]
Increase in deposits from customers in the financial services business, net	238,828	237,908		214,831
As previously reported
Revision [Line Items]
Net income (loss)		104,176		(398,425)
Depreciation and amortization, including amortization of deferred insurance acquisition costs		330,554	[1]	319,594	[1]
Deferred income taxes		65,771		206,694
Increase in future insurance policy benefits and other		438,371		332,728
Increase in other current liabilities				10,595
Other (Cash flows from operating activities)		7,224	[1]	156,667	[1]
Increase in deposits from customers in the financial services business, net		¥ 232,561		¥ 211,597

[1]	Including reclassification of amortization of internal-use software described in Note 2 (4) above.